Employee Benefit Plans - Additional Information (Detail) - Summit Materials, LLC [Member]	12 Months Ended
	Jan. 02, 2016 USD ($) Pension_Plan	Dec. 27, 2014 USD ($) Pension_Plan	Dec. 28, 2013 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Expense for defined contribution plans	$ 7,100,000	$ 3,800,000	$ 2,300,000
Number of noncontributory defined benefit pension plans | Pension_Plan	2
Effective date of plan amended to eliminate	Jan. 01, 2014
Number of sponsored unfunded healthcare and life insurance benefits plans | Pension_Plan		3
Number of adopted unfunded healthcare and life insurance benefits plans | Pension_Plan	2
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan fair value of investments	$ 0	$ 0
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	30.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	63.00%
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	5.00%
Precious Metals [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	2.00%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed health care cost trend rates	4.50%	4.50%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed health care cost trend rates	8.00%	7.00%
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss expected to be amortized from AOCI	$ 16,000
Expected contribution to plans	1,000,000
Healthcare & Life Ins [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss expected to be amortized from AOCI	1,700,000
Expected contribution to plans	$ 1,000,000